Income Tax - Schedule of Income (Loss) Before Provision For Income Tax (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Foreign components
Total	$ (10,071,847)	$ (415,198)
Hong Kong [Member]
Domestic component
Domestic component	(899,198)
BVI [Member]
Foreign components
Foreign components	2,305,843
Cayman [Member]
Foreign components
Foreign components	$ (11,478,492)